CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2020
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS

	2020 US$	2019 US$	2018 US$
Cash at bank and on hand	14,307,088	2,224,380	2,714,776
Short term deposits	4,550,000	2,207,770	4,523,713
	18,857,088	4,432,150	7,238,489

Reconciliation of loss before income tax to net cash flows from operations
Loss for the year	(5,671,099)	(9,822,626)	(9,957,817)
Adjustment for non-cash income and expense items
Depreciation	84,512	8,812	1,259
Share-based payments expense	470,939	438,375	1,172,164
Net foreign exchange gain	(632,832)	(234,090)	(52,538)
Gain on derecognition of right-of-use assets	(15,588)	-	-
Other	17,258	-	-
Change in assets and liabilities
(Increase)/decrease in trade and other receivables	(92,054)	10,814	(1,516)
(Decrease)/Increase in trade and other payables	(1,136,564)	154,987	1,505,657
Exchange differences arising on translation of foreign operations	-	(366,084)	(249,205)
Net cash outflow from operating activities	(6,975,428)	(9,809,812)	(7,581,996)